Quarterly Financial Information (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down																	$ 17.9		$ 20.9	[1]	$ 81.1	[1]
Restructuring and other charges (income)																	38.1	[2]	32.4	[2]	151.9	[2]
Revenue	1,000.0		902.4		905.2		940.7		908.6		862.1		812.2		795.0		3,748.3		3,377.9		3,116.3
Valuation Allowance, Deferred Tax Asset, Change in Amount																	(8.1)		16.3		39.2
Gross Profit	340.6		315.5		337.8		347.3		293.1		287.4		298.8		288.1		1,341.2		1,167.4		1,050.7
Income (loss) from continuing operations before equity in (earnings) loss of affiliates, net interest income and expense and income taxes	147.9		146.8		175.5		188.0		141.1		135.6		155.6		155.0		658.2		587.3		387.1
Income from continuing operations	114.6	[3]	100.9	[3]	118.4	[3]	132.0	[3]	90.3	[3]	97.2	[3]	121.1	[3]	105.4	[3]	465.9		414.0		218.5
Discontinued operations, net of income taxes	(8.4)		(6.3)		(8.1)		(7.4)		(8.6)		(6.3)		(8.9)		(8.0)		(30.2)		(31.8)		(33.6)
Net Income (Loss)	106.2	[4]	94.6	[4]	110.3	[4]	124.6	[4]	81.7	[4]	90.9	[4]	112.2	[4]	97.4	[4]	435.7		382.2		184.9
Less: Net income attributable to noncontrolling interests	4.0		4.6		5.4		5.5		3.8		4.1		5.0		3.4		19.5		16.3		12.4
Net income attributable to FMC stockholders	102.2		90.0		104.9		119.1		77.9		86.8		107.2		94.0		416.2		365.9		172.5
Continuing operations, net of income taxes	110.6		96.3		113.0		126.5		86.5		93.1		116.1		102.0		446.4		397.7		206.1
Continuing operations	$ 0.80		$ 0.70		$ 0.82		$ 0.91		$ 0.61		$ 0.65		$ 0.81		$ 0.71		$ 3.23		$ 2.79		$ 1.42
Discontinued operations	$ (0.06)		$ (0.05)		$ (0.06)		$ (0.05)		$ (0.06)		$ (0.04)		$ (0.06)		$ (0.06)		$ (0.22)		$ (0.22)		$ (0.23)
Net income	$ 0.74	[5]	$ 0.65	[5]	$ 0.76	[5]	$ 0.86	[5]	$ 0.55	[5]	$ 0.61	[5]	$ 0.75	[5]	$ 0.65	[5]	$ 3.01		$ 2.57		$ 1.19
Continuing operations	$ 0.80		$ 0.70		$ 0.82		$ 0.90		$ 0.61		$ 0.65		$ 0.80		$ 0.71		$ 3.22		$ 2.77		$ 1.41
Discontinued operations	$ (0.06)		$ (0.05)		$ (0.06)		$ (0.05)		$ (0.06)		$ (0.04)		$ (0.06)		$ (0.06)		$ (0.22)		$ (0.22)		$ (0.23)
Net income	$ 0.74	[5]	$ 0.65	[5]	$ 0.76	[5]	$ 0.85	[5]	$ 0.55	[5]	$ 0.61	[5]	$ 0.74	[5]	$ 0.65	[5]	$ 3.00		$ 2.55		$ 1.18
Weighted average number of shares of common stock outstanding - Basic	137,600		137,400		137,200		138,300		140,400		141,900		143,200		143,000		137,701		142,056		144,420
Diluted	138,600		138,400		138,300		139,500		141,400		143,100		144,400		144,200		138,813		143,308		146,160
Lithium Restructuring [Member]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down																	13.3	[1]
Disposal Group Not Discontinued Operation Loss (Gain) On Write-Down, After Tax																	9.3	[1]
U.S. State net operating losses now recoverable [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount																	$ (14.9)

[1]	Primarily represents accelerated depreciation and impairment charges on plant and equipment, which were or are to be abandoned. Asset disposal charges also included the acceleration effect of re-estimating settlement dates and revised cost estimates associated with asset retirement obligations due to facility shutdowns, see Note 8.
[2]	See Note 7 for details of restructuring and other charges (income). Amounts for the years ended 2012, 2011 and 2010 relate to FMC Agricultural Solutions charges of $8.5 million, $1.2 million and $7.3 million; FMC Health and Nutrition charges of $0.7 million, $1.5 million and $8.0 million; FMC Minerals charges (income) of $13.0 million, $0.7 million and $(1.1) million; FMC Peroxygens charges of $10.6 million, $26.1 million and $124.2 million; and Corporate charges of $5.3 million, $2.9 million and $13.5 million, respectively.(2)
[3]	In the fourth quarter of 2012, our results were unfavorably impacted by $13.3 million ($9.3 million after-tax) of restructuring and other charges (income), which arose from the Lithium restructuring. (See Note 7).
[4]	In the fourth quarter of 2012, our results were favorably impacted due to a valuation allowance decrease of $14.9 million related to U.S. state net operating losses now expected to be recoverable (See Note 11).
[5]	The sum of quarterly earnings per common share may differ from the full-year amount.